Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Expenses [Abstract]
Cost of revenue	$ 21,548,566	$ 24,084,598	$ 27,092,577
General and administrative expenses	49,248,578	15,130,045	9,040,589
Selling and marketing expenses	9,347,807	7,347,777	1,646,144
Research and development expenses	1,963,025	1,954,842	1,877,907
Total	$ 82,107,976	$ 48,517,262	$ 39,657,217